Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Warrants to purchase	10,511,597	10,511,597
Federal depository insurance coverage	$ 250,000	$ 250,000